Term Loans - Schedule of Term Loans (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2025	Feb. 29, 2024
Non-current liabilities
Term loans, non-current liabilities (in Rand)		R 31,640	R 41,645
Current liabilities
Term loans, current liabilities (in Rand)		283,313	6,534
Total term loans (in Rand)		314,953	48,179
Noncurrent Liabilities [Member]
Non-current liabilities
Term loans, non-current liabilities (in Rand)		31,640	41,645
Current Liabilities [Member]
Current liabilities
Term loans, current liabilities (in Rand)		R 283,313	6,534
Mortgaged bonds [Member] | ZAR [Member]
Non-current liabilities
Interest rate		1.15%
Maturity	[1]	December 2025
Term loans, non-current liabilities (in Rand)	[1]		41,645
Current liabilities
Interest rate		1.15%
Maturity	[1]	December 2025
Term loans, current liabilities (in Rand)	[1]	R 41,182	6,534
Interest-bearing loan [Member] | ZAR [Member]
Current liabilities
Interest rate		1.50%
Maturity	[2]	December 2025
Term loans, current liabilities (in Rand)	[2]	R 237,190
Interest-bearing loan [Member] | EUR [Member]
Non-current liabilities
Interest rate		0.75%
Maturity	[3]	September 2031
Term loans, non-current liabilities (in Rand)	[3]	R 31,640
Current liabilities
Interest rate		0.75%
Maturity	[3]	September 2031
Term loans, current liabilities (in Rand)	[3]	R 4,941

[1]	A mortgage bond of ZAR 65 million is registered in favor of First Rand Bank Limited over the remaining extent of Erf 160, Rosebank and Portion 6 of Erf 161, Rosebank, registered in the name of Purple Rain Properties No 444 Proprietary Limited (“Purple Rain”). Cartrack Proprietary Limited has signed a limited suretyship of ZAR 60 million for the mortgage bond. Interest levied by First Rand Bank Limited is at a rate of prime less 1.15% and repayable in equal monthly installments over a period of 60 months. The final repayment date is December 01, 2025. Covenants are reviewed annually unless loan instalments are not met timeously. As of February 28, 2025 and February 29, 2024, the Group has not breached the Loan-to-Value (“LTV”) covenant of percentage and Minimum Debt Service Coverage Ratio (“DSCR”) of 1.2x.
[2]	In September 2024, Cartrack Portugal, S.A., secured a EUR 2.0 million loan from Banco Comercial Português, S.A. The loan bears an interest rate of 6-month Euribor rate plus 0.75%, with repayments scheduled over a seven-year period. There were no covenant relating to this loan.
[3]	In June 2024, The Standard Bank of South Africa Limited extended a loan of ZAR 250.0 million to Purple Rain Properties No.444 Proprietary Limited (the owner of the South Africa Central Office) for funding the construction of the building. Interest levied by the bank is at a rate of prime less 1.5% and will mature on December 21, 2025. No security has been provided for this loan arrangement. The financial conditions under the loan agreement are the Loan to Value Ratio shall not exceed 60% from the period commencing on June 21, 2024 (the First Utilisation Date) until the first anniversary of the First Utilisation Date and 55% during the next calendar period of 12 months. The Interest Cover Ratio shall not be less than 1.45 times for the period from the First Utilisation Date until the first anniversary of the First Utilisation Date and 1.71 times in the following period of 12 months. As of February 28, 2025, the financial conditions have been met.